Consolidated Statement of Changes in Equity (Parenthetical) - CAD ($) $ in Millions	Jul. 31, 2024	Apr. 30, 2024	Oct. 31, 2023	Jul. 31, 2023
Disclosure Of Restatement [abstract]
Undistributed retained earnings	$ 73	$ 73	$ 71	$ 66